Offerings	Dec. 19, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 544,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,195.45
Offering Note	There are being registered under this Registration Statement such indeterminate number of Common Shares, Debt Securities, Subscription Receipts, Warrants and Units (collectively, "Securities") of the Registrant as shall have an aggregate initial offering price not to exceed US$544,500,000(converted from C$750,000,000 at an exchange rate of C$1.00 = US$0.7260, which was the daily exchange rate as reported by the Bank of Canada on December 18, 2025). Any Securities registered by this Registration Statement may be sold separately or as Units with other Securities registered under this Registration Statement. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional Securities that may be offered or issued by the Registrant in connection with any stock split, stock dividend or any similar transaction.